EARNINGS PER SHARE	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
EARNINGS PER SHARE
NOTE 18	-	EARNINGS PER SHARE

During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2019, 2018 and 2017, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2019	2018	2017
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	6,889	60,675	43,794

	Number of shares
	Year ended December 31,
(in thousands)	2019	2018	2017
Weighted average number of shares used in the computation of basic and diluted earnings per share	21,037	21,077	20,968